Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue
Revenue	$ 1,315.7	$ 1,300.0
Labrador Iron Ore Royalty Corporation.
Revenue
Dividend income	14.8	30.2
Revenue-based royalties
Revenue
Revenue	496.0	425.6
Streams.
Revenue
Revenue	690.0	748.5
Profit-based royalties
Revenue
Revenue	87.1	76.0
Other.
Revenue
Revenue	42.6	49.9
South America
Revenue
Revenue	361.8	410.3
Central America & Mexico
Revenue
Revenue	298.0	318.9
United States
Revenue
Revenue	327.5	270.3
Canada
Revenue
Revenue	205.9	186.9
Rest of World
Revenue
Revenue	122.5	113.6
Mining
Revenue
Revenue	982.1	1,090.5
Gold
Revenue
Revenue	723.1	750.6
Provisional price adjustment	0.4	0.4
Silver
Revenue
Revenue	139.9	172.7
Platinum-group metals
Revenue
Revenue	56.7	72.4
Provisional price adjustment	1.1	0.1
Iron Ore
Revenue
Revenue	55.5	89.6
Other mining commodities
Revenue
Revenue	6.9	5.2
Oil
Revenue
Revenue	156.0	108.1
Gas
Revenue
Revenue	150.9	79.8
Natural gas liquids
Revenue
Revenue	26.7	21.6
Energy
Revenue
Revenue	$ 333.6	$ 209.5